Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	As of December 31,
	2023	2024
	HK$	HK$	US$
Trade receivables – third parties	12,675,669	10,117,291	1,302,482
Less: Allowance for expected credit losses – trade receivables	(1,814,615)	(2,303,255)	(296,518)
	10,861,054	7,814,036	1,005,964
Other receivables	128,887	195,323	25,146
Prepayments	414,449	567,636	73,077
Deposits	1,142,820	1,096,815	141,202
Deferred initial public offering expense	962,822	—	—
Prepayment of issuance costs	—	6,422,350	826,802
	13,510,032	16,096,160	2,072,191

Schedule of Allowance for Expected Credit Losses — Trade Receivables

The movement in allowance for expected credit losses — trade receivables computed based on lifetime ECL was as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
At beginning of financial year	(899,827)	(1,814,615)	(233,610)
Allowance made for:
– Credit impaired receivables	(815,007)	(307,118)	(39,539)
– Non-credit impaired receivables	(99,781)	(181,522)	(23,369)
At end of financial year	(1,814,615)	(2,303,255)	(296,518)

Schedule of Currency Profiles of the Group’s Trade and Other Receivables

The currency profiles of the Group’s trade and other receivables as at the end of each reporting year are as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Hong Kong Dollar	12,947,723	9,673,810	1,245,389
United States Dollar	562,309	6,422,350	826,802
	13,510,032	16,096,160	2,072,191